Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues (notes 5 and 25)	$ 5,640	$ 5,260	$ 3,652
Expenses (note 19)
Cost of sales	157	90	2,317
Research and development	12,506	6,574	1,506
Selling, general and administrative	8,230	7,267	5,893
Gain on modification of building lease			(219)
Impairment of intangible assets (note 10)	584
Impairment of goodwill (note 11)	7,642
(Reversal of) impairment of other assets (note 7)	124		(139)
Total operating expenses	29,243	13,931	9,358
Loss from operations	(23,603)	(8,671)	(5,706)
Gains due to changes in foreign currency exchange rates	879	215	572
Change in fair value of warrant liability (note 17)			1,147
Other finance costs	(3)	(21)	(736)
Net finance income	876	194	983
Loss before income taxes	(22,727)	(8,477)	(4,723)
Income tax recovery (expense) (note 22)		109	(395)
Net loss	(22,727)	(8,368)	(5,118)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(289)	367	(1,139)
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans and remeasurement of the net defined benefit liability	5,262	(3,592)	(650)
Comprehensive loss	$ (17,754)	$ (11,593)	$ (6,907)
Basic and diluted loss per share (note 26)	$ (4.68)	$ (1.82)	$ (3.11)
Weighted average number of shares outstanding (basic and diluted)	4,855,876	4,596,980	1,643,327